SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



                                                                 January 3, 2002
VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      First Focus Funds, Inc. (f/n/a First Omaha Funds, Inc.)
         File Number  33-85982

Ladies and Gentlemen:

On behalf of the First Focus Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached please find a supplement dated January 3, 2002 to the Class A Shares and Class B Shares Prospectus dated July 31, 2001.



                                                                ---------------
                                                               Laurie V. Brooks
                                                           SEI Legal Department



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                                FIRST FOCUS FUNDS
                  CLASS A SHARES AND CLASS B SHARES PROSPECTUS

                        SUPPLEMENT DATED JANUARY 3, 2002
               TO THE CLASS A SHARES AND CLASS B SHARES PROSPECTUS
                               DATED JULY 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

1. The following disclosure is inserted into the Fee Table on Page 23 at the end of footnote (1) under the section titled "Expenses":

         The adviser will cease the waiver of its advisory fee with respect to the Growth Opportunities Fund commencing January 15, 2002.

2. On page 33, under the heading "Dividends and Taxes", the paragraph titled "Dividends" is deleted in its entirety and replaced with the following:

         The Money Market Fund, Income Fund, and the Nebraska Tax-Free Fund and Colorado Fund (together, the "Tax-Free Funds") declare income dividends daily and pay them monthly. For the Money Market Fund, to be eligible to receive dividends declared on the day you purchase your shares, the Fund must receive your order and federal funds (readily available funds) before the time that the Fund calculates its NAV. The other Funds declare and pay dividends monthly, generally during the last week of each month.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE